Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	kr 87,645	kr 87,175
Fair value of plan assets	64,939	64,485
Deficit/surplus (+/-)	22,706	22,690
Plans with net surplus, excluding asset ceiling1)	2,303	1,033
Provision for post-employment benefits2)	25,009	23,723
Sweden [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	41,166	38,202
Fair value of plan assets	21,938	20,956
Deficit/surplus (+/-)	19,228	17,246
Provision for post-employment benefits2)	19,228	17,246
US [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	21,005	22,710
Fair value of plan assets	20,402	21,545
Deficit/surplus (+/-)	603	1,165
Plans with net surplus, excluding asset ceiling1)	83
Provision for post-employment benefits2)	686	1,165
UNITED KINGDOM
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	13,246	14,088
Fair value of plan assets	14,599	14,061
Deficit/surplus (+/-)	(1,353)	27
Plans with net surplus, excluding asset ceiling1)	1,685	481
Provision for post-employment benefits2)	332	508
Other Countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	12,228	12,175
Fair value of plan assets	8,000	7,923
Deficit/surplus (+/-)	4,228	4,252
Plans with net surplus, excluding asset ceiling1)	535	552
Provision for post-employment benefits2)	kr 4,763	kr 4,804